Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 9,508	$ 7,840
Containers, accumulated depreciation	425,779	377,731
Fixed assets, accumulated depreciation	9,010	9,027
Intangible assets, accumulated amortization	$ 34,824	$ 33,340
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	55,749,610	48,951,114
Common shares, outstanding	55,749,610	48,951,114